EMPLOYEE COMPENSATION AND BENEFITS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
EMPLOYEE COMPENSATION AND BENEFITS
EMPLOYEE COMPENSATION AND BENEFITS
Included in cost of sales and general and administrative expenses are the following:

(US $ millions)	2017	2016
Short-term employee compensation and benefits	$203	$178
Long-term employee compensation and benefits	32	30
Share-based payments	2	2
	$237	$210